Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2015	2014
	(in thousands)
Accrued expenses	$113	$81
Employees and related institutions	137	84
Accrued vacation *)	32	78
	$282	$243

*)	Including inter alia due to a related party in the amount of $22 thousand and $68 thousand, as of December 31, 2015 and 2014, respectively.